Other Information by Nature	6 Months Ended
Jun. 30, 2024
Summary Of Additional Information [Abstract]
Other information by nature
8. Other information by nature
The following table provides a breakdown of depreciation and amortization and of personnel costs within the semi-annual condensed consolidated statement of profit:

	For the six months ended June 30,
(€ thousands)	2024		2023
	Depreciation and amortization	Personnel costs	Depreciation and amortization	Personnel costs
Cost of sales	(7,880)	(70,063)	(7,417)	(65,925)
Selling, general and administrative expenses	(99,419)	(185,050)	(78,738)	(160,309)
Marketing expenses	(1,249)	(6,053)	(828)	(4,924)
Total	(108,548)	(261,166)	(86,983)	(231,158)
At June 30, 2024 and December 31, 2023 the Group had 7,448 and 7,201, employees, respectively.